Offerings	Aug. 15, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, issuable upon exercise of New Warrant
Amount Registered | shares	8,637,810
Proposed Maximum Offering Price per Unit | $ / shares	0.9047
Maximum Aggregate Offering Price	$ 7,814,626.71
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,196.42
Offering Note	Fee based on the exercise price per share of the New Warrant and Placement Agent Warrants calculated in accordance with Rule 457(g).Represents the shares of Common Stock, $0.01 par value per share (the “Common Stock”) of Palisade Bio, Inc. (“Registrant”) that will be offered for resale by the Selling Stockholders pursuant to the prospectus to which this exhibit is attached. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares of Common Stock being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares of Common Stock being registered hereunder as a result of stock splits, stock dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, issuable upon exercise of Placement Agent Warrants
Amount Registered | shares	259,134
Proposed Maximum Offering Price per Unit | $ / shares	1.4928
Maximum Aggregate Offering Price	$ 386,835.24
Fee Rate	0.01531%
Amount of Registration Fee	$ 59.22
Offering Note	Fee based on the exercise price per share of the New Warrant and Placement Agent Warrants calculated in accordance with Rule 457(g).Represents the shares of Common Stock, $0.01 par value per share (the “Common Stock”) of Palisade Bio, Inc. (“Registrant”) that will be offered for resale by the Selling Stockholders pursuant to the prospectus to which this exhibit is attached. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares of Common Stock being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares of Common Stock being registered hereunder as a result of stock splits, stock dividends or similar transactions.